Fees Summary	Dec. 11, 2024 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on December 9, 2024.
Narrative - Max Aggregate Offering Amount	42,801,450
Final Prospectus	true